Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2022
Notes Tables
Schedule of derivative assets at fair value

	Level 1	Level 2	Level 3	Total
Assets:
Equity derivative contracts	—	10,863	—	10,863

Liabilities:
Contingent consideration	—	—	12,990	12,990

	Level 1	Level 2	Level 3	Total
Assets:
Equity derivative contracts	—	8,001	—	8,001

Liabilities:
Contingent consideration	—	—	4,671	4,671

Schedule of changes in fair value measurements

Level 3
Balance at January 31, 2020	1,924
Increase from acquisitions	4,239
Cash payments	(95)
Charges through profit or loss	(1,731)
Effect of movements in foreign exchange	334
Balance at January 31, 2021	4,671
Increase from acquisitions	3,339
Charges through profit or loss	5,070
Effect of movements in foreign exchange	(90)
Balance at January 31, 2022	12,990